SHARE-BASED COMPENSATION (Details 3)	12 Months Ended				0 Months Ended			12 Months Ended		0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	May 21, 2012 Employees USD ($)	Jun. 20, 2011 Employees USD ($)	Oct. 03, 2010 Employees	Dec. 31, 2012 Employees	Dec. 31, 2011 Employees	Jun. 20, 2011 Non-employees USD ($)	Oct. 03, 2010 Founders	Apr. 20, 2007 Founders
Assumptions used in calculation of estimated fair value of options
Suboptimal exercise factor					2.2	2.2	2				2
Risk-free interest rates (as a percent)					1.73%	2.21%	2.61%			2.20%	2.52%
Expected volatility (as a percent)					67.50%	71.20%	65.60%			71.00%	62.20%
Expected dividend yield (as a percent)					0.00%	0.00%	0.00%			0.00%
Fair value of share option (in dollars per share)					$ 0.166	$ 0.236				$ 0.19
Options granted (in shares)	2,130,000	2,130,000	25,954,666	3,662,350				2,130,000	24,854,666	1,100,000		3,400,000
Total fair value of options vested	$ 353,580	2,202,839	36,918,136	7,299,798